INTEREST-BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Interest-bearing Loans And Borrowings
Non current interest rate	5.05%	5.05%	5.05%	5.05%
Maturity	2024 to 2038	2023 to 2038
Bank loan-secured and guaranteed, non-current	$ 9,513	$ 10,293	¥ 69,000	¥ 71,000	¥ 74,000
Current interest rate	5.05%	5.05%	5.05%	5.05%
Current loans maturity	2023 to 2024	2022 to 2023
Bank loan-secured and guaranteed, current	$ 483	$ 435	¥ 3,500	¥ 3,000	3,000
Current interest-bearing loans	$ 9,996	$ 10,728	¥ 72,500	¥ 74,000	¥ 77,000